CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
CONDENSED STATEMENT OF OPERATIONS
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	2,500,000			2,500,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			105,858,072
Temporary Equity, Dividends, Adjustment		$ 0	$ 2,558,125